Other Assets (Tables)	12 Months Ended
Dec. 31, 2023
Miscellaneous assets [abstract]
Summary of Other Assets

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Spare parts	$3,380	$2,233
Refundable deposits	1,964	1,995
Other financial assets	1,000	1,000
Others	1,916	2,223
	$8,260	$7,451
Current
Spare parts	$3,380	$2,233
Others	175	589
	$3,555	$2,822
Noncurrent
Refundable deposits	$1,964	$1,995
Other financial assets	1,000	1,000
Others	1,741	1,634
	$4,705	$4,629